REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE
REVENUE
11.	REVENUE

The Company distributes its content and services offerings through three primary products:

Creative — Creative is comprised of royalty free photos, illustrations, vectors and videos, that are released for commercial use and cover a wide variety of commercial, conceptual and contemporary subjects, including lifestyle, business, science, health, wellness, beauty, sports, transportation and travel. This content is available for immediate use by a wide range of customers with a depth and quality allowing our customers to produce impactful websites, digital media, social media, marketing campaigns, corporate collateral, textbooks, movies, television and online video content relevant to their target geographies and audiences. We primarily source Creative content from a broad network of professional, semi-professional and amateur creators, many of whom are exclusive to Getty Images. We have a global creative team of over 90 employees dedicated to providing briefing and art direction to our exclusive contributor community.

Editorial — Editorial is comprised of photos and videos covering the world of entertainment, sports and news. We combine contemporary coverage of events around the globe with one of the largest privately held archives globally with access to images from the beginning of photography. We invest in a dedicated editorial team of over 300 employees which includes over 115 staff photographers and videographers to generate our own event coverage in addition to coverage from our network of primarily exclusive contributors and content partners.

Other — The Company offers a range of additional products and services to deepen the customer relationships, enhance customer loyalty and create additional differentiation in the market. These additional products and services currently include music licensing, digital asset management and distribution services, print sales and data revenues.

The following table summarizes the Company’s revenue by product (in thousands):

	Six Months Ended June 30,
	2022	2021
Creative	$295,067	$292,765
Editorial	161,698	142,509
Other	7,540	7,340
Total Revenue	$464,305	$442,614

The June 30, 2022 deferred revenue balance will be earned as content is downloaded, services are provided or upon the expiration of subscription-based products, and nearly all is expected to be earned within the next twelve months. During the six months ended June 30, 2022, the Company recognized revenue of $101.3 million, that had been included in deferred revenue as of January 1, 2022.

11.  REVENUE

The Company distributes its content and services offerings through three primary products:

Creative — Creative is comprised of royalty free photos, illustrations, vectors and videos, that are released for commercial use and cover a wide variety of commercial, conceptual and contemporary subjects, including lifestyle, business, science, health, wellness, beauty, sports, transportation and travel. This content is available for immediate use by a wide range of customers with a depth and quality allowing our customers to produce impactful websites, digital media, social media, marketing campaigns, corporate collateral, textbooks, movies, television and online video content relevant to their target geographies and audiences. We primarily source Creative content from a broad network of professional, semi-professional and amateur creators, many of whom are exclusive to Getty Images. We have a global creative team of over 85 employees dedicated to providing briefing and art direction to our exclusive contributor community.

Editorial — Editorial is comprised of photos and videos covering the world of entertainment, sports and news. We combine contemporary coverage of events around the globe and have the largest privately held photographic archive globally with access to images from the beginning of photography. We invest in a dedicated editorial team of nearly 300 employees which includes over 120 award-winning staff photographers and videographers to generate our own coverage in addition to coverage from our network of primarily exclusive contributors and content partners.

Other — The Company offers a range of additional products and services to deepen the customer relationships, enhance customer loyalty and create additional differentiation in the market. These additional products and services currently include music licensing, digital asset management and distribution services, print sales, data revenues and certain retired products including Rights Managed.

The following table summarizes the Company’s revenue by product (in thousands):

	Year Ended December 31,
	2021	2020
Creative Stills	$596,917	$532,732
Editorial Stills	306,631	266,699
Other	15,140	15,970
Total Revenue	$918,688	$815,401

The December 31, 2021 deferred revenue balance will be earned as content is downloaded, services are provided or upon the expiration of subscription-based products, and nearly all is expected to be earned within the next twelve months. Of the deferred revenue balance as of January 1, 2021, $120.2 million of total revenue recognized for the year ended December 31, 2021 was generated from this balance.